Restatements (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Inventories	$ 899,783	$ 710,844	$ 972,048
Total Current Assets	2,079,589	1,443,648	2,881,917
Long-term Assets:
Inventories, net of current portion	9,703,596	7,508,030	7,533,189
Total Assets	27,655,907	24,902,097	20,672,129
As Previously Reported [Member]
CURRENT ASSETS:
Inventories		8,218,874	8,505,237
Total Current Assets		8,951,678	10,415,106
Long-term Assets:
Inventories, net of current portion
Total Assets		24,902,097	20,672,129
Adjustments to Restate [Member]
CURRENT ASSETS:
Inventories		(7,508,030)	(7,533,189)
Total Current Assets		(7,508,030)	(7,533,189)
Long-term Assets:
Inventories, net of current portion		7,508,030	7,533,189
Total Assets